Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Effects of IFRS Adjustments on Selling Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Selling expense	€ 114,997	€ 118,254	[1]
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Selling expense		120,005
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Selling expense		(276)
Derecognition of shipping and handling costs [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Selling expense		(500)
Elimination of amortization of goodwill [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Selling expense		323
Elimination of amortization of advertising costs [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Selling expense		306
Elimination of amortization of advisory costs [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Selling expense		70
IAS 19 adjustment - employees' leaving entitlement [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Selling expense		€ 77

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.